Investment Strategy	Jan. 27, 2026
Pictet AI & Automation ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in global equity securities of artificial intelligence (“AI”) and automation companies. In selecting investments for the Fund, Pictet Asset Management S.A., the Fund’s investment adviser (the “Adviser”), focuses on companies that have a distinct link to artificial intelligence and/or automation as measured by the proportion of the company (e.g., sales, EBITDA, enterprise value, Capex, or other relevant metrics) that contributes to and benefits from the value chain in artificial intelligence, robotics, cybersecurity, semiconductors, and software; this includes companies that produce the essential hardware and services, as well as those providing technologies that enable robots to sense, process, communicate, and act; companies that redefine, optimize and automate enterprise workflows; companies that change the way we interact with each other and consume, and those that develop robotics and automation solutions aimed at consumer and service applications for everyday life (“AI and Automation Companies”). The Fund is expected to have significant exposure to securities of issuers in the information technology, industrials, communication services, and consumer discretionary sectors. Further, the Fund will, in the aggregate, invest more than 25% of its assets in securities of companies in the industries comprising the information technology sector.

The Adviser seeks to achieve the Fund’s investment objective by outperforming (net of fees) the MSCI All Country World Index net total return USD over a full market cycle. The Fund’s investment process includes two stages. In the first stage, the Adviser employs a selection process to create the investable universe for the Fund based on a proprietary thematic screen that selects AI and Automation Companies based on the criteria described above.

In the second stage, the Adviser employs a three-step process to create the final portfolio. The first step involves an initial assessment based on the “theme factor”, which considers a company’s exposure to artificial intelligence and automation, liquidity, and volatility. The second step involves targeted fundamental analysis where the Adviser takes into account the “company factor,” which includes the company’s business franchise, management quality, and financial attractiveness, integrating sustainability factors in each company’s assessment. The third step is portfolio construction, where stocks are weighed based on the research and highest convictions of the portfolio managers, taking into account the theme factor, company factor, and factor risks, industry risks, and macro risks. The final portfolio is a combination of the highest convictions resulting from the investment process.

The Adviser generally sells portfolio investments when a price target (where defined) has been reached, or if the Adviser’s conviction level is deteriorating. Ultimately, it is at the discretion of the Adviser to determine when to sell a security.

In managing the Fund’s assets, the Adviser invests in exchange-listed securities of companies located in developed and emerging market countries around the world. The securities the Fund invests in include common and preferred stocks, securities convertible or exchangeable into common stocks, warrants, rights to purchase common stocks, real estate investment trusts (“REITs”), participation certificates, and depositary receipts (including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)). The Fund may invest in companies of any market capitalization.

The Fund may invest in the common stock of and other interests (e.g., warrants) in special purpose acquisition companies or similar special purpose entities that pool funds to seek potential acquisition opportunities (collectively, “SPACs”). The Fund may also invest in debt securities of companies in developed and emerging market countries.

The investment process considers relevant sustainability factors which may have a positive or a negative effect on the returns of the Fund’s portfolio. Sustainability factors include risks and opportunities covering topics on climate transition and adaptation as well as environmental, social and governance aspects of companies, including transition risks (arising from the shift to a low-carbon economy), physical risks (stemming for example from global warming, extreme weather events, wildfires), environmental risks (such as resource depletion and pollution), social risks (including poor labor standards and human rights violations), and governance risks (resulting from weak corporate structures such as malfunctioning boards, inadequate remuneration structures, abuses of minority shareholders or bondholders’ rights, deficient controls, aggressive tax planning and accounting practices, or lack of business ethics). These risks and opportunities are addressed through a combination of portfolio management decisions, exclusion of issuers associated with controversial conduct or activities, and active ownership activities. Sustainability factors deemed material to the Fund are at the discretion of the Adviser.

In addition, other key ESG features of the Fund are:

●	The Fund adopts an exclusion policy for direct investments deemed incompatible with the Adviser’s approach to responsible investment and excludes issuers that:

(i.)	are involved in the production nuclear weapons in countries that are not signatories to the Treaty on the Non-Proliferation of Nuclear Weapons (NPT), and in the production of other controversial weapons;

(ii.)	derive a significant portion of their revenue from activities detrimental to society or the environment such as thermal coal extraction; and

(iii.)	in the Adviser’s view, severely violate the UN Global Compact principles on human rights, labor standards, environmental protection and anti-corruption.

●	The Adviser ensures that voting rights are exercised methodically; and

●	The Adviser may engage with issuers in order to positively influence ESG practices.

The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest in the securities of a smaller number of issuers than a diversified fund.

Strategy Portfolio Concentration [Text]	The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in global equity securities of artificial intelligence (“AI”) and automation companies. The Fund is expected to have significant exposure to securities of issuers in the information technology, industrials, communication services, and consumer discretionary sectors. Further, the Fund will, in the aggregate, invest more than 25% of its assets in securities of companies in the industries comprising the information technology sector.
Pictet Cleaner Planet ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in securities of “Cleaner Planet” companies. Cleaner Planet companies are global companies that contribute and benefit from the structural change towards a more sustainable economy including companies that have a distinct environmental and/or social impact objective, measured by the proportion of the company (e.g. sales, EBITDA, enterprise value, Capex, or other relevant metrics) that contributes positively to activities such as energy efficiency, renewable energy, pollution control, water supply & technology, sustainable buildings, waste management & recycling, sustainable agriculture & forestry, circular economy, dematerialized economy, or enabling technologies and infrastructure that support the aforementioned activities. Pictet Asset Management SA., the Fund’s investment adviser (“Pictet AM SA” or the “Adviser”), expects the Fund to have significant exposure to securities of issuers in the information technology, industrials and utilities sectors. Further, the Fund will, in the aggregate, invest more than 25% of its assets in securities of companies in the industries comprising the information technology sector.

The Adviser seeks to achieve the Fund’s investment objective by outperforming (net of fees) the MSCI All Country World Index net total return USD over a full market cycle. The Fund’s investment process includes two stages. In the first stage, the Adviser employs a selection process to create the investable universe for the Fund based on a proprietary thematic screen that selects Cleaner Planet companies based on the criteria described above.

In the second stage, the Adviser employs a three-step process to create the final portfolio. The first step involves an initial assessment based on the “theme factor”, which considers a company’s exposure to the Fund’s theme (i.e., Cleaner Planet), liquidity, and volatility. The second step involves targeted fundamental analysis where the Adviser takes into account the “company factor” which includes the company’s business franchise, management quality, and financial attractiveness, integrating sustainability factors in each company assessment. The third step is portfolio construction where stocks are weighed based on the research and highest convictions of the portfolio managers and risks such as factor risks, industry risks, and macro risks. The final portfolio is a combination of the highest convictions resulting from the investment process.

The Adviser generally sells portfolio investments when a price target (where defined) has been reached, or if the Adviser’s conviction level is deteriorating. Ultimately, it is at the discretion of the Adviser to determine when to sell a security.

In managing the Fund’s assets, the Adviser invests in equity securities and equity-like transferable securities, including common and preferred stocks, securities convertible or exchangeable into common stocks, warrants, rights to purchase common stocks, real estate investment trusts (“REITs”), participation certificates, and depositary receipts (including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)). The Fund invests in equity securities or depositary receipts of companies located in both developed and emerging market countries. The Fund may invest in equity securities of companies of any market capitalization.

The Fund may invest in the common stock of and other interests (e.g., warrants) in special purpose acquisition companies or similar special purpose entities that pool funds to seek potential acquisition opportunities (collectively, “SPACs”). The Fund may also invest in debt securities of companies in developed and emerging market countries.

The investment process considers relevant sustainability factors which may have a positive or a negative effect on the returns of the Fund’s portfolio. Sustainability factors include risks and opportunities covering topics on climate transition and adaptation as well as environmental, social and governance aspects of companies, including transition risks (arising from the shift to a low-carbon economy), physical risks (stemming for example from global warming, extreme weather events, wildfires), environmental risks (such as resource depletion and pollution), social risks (including poor labor standards and human rights violations), and governance risks (resulting from weak corporate structures such as malfunctioning boards, inadequate remuneration structures, abuses of minority shareholders or bondholders’ rights, deficient controls, aggressive tax planning and accounting practices, or lack of business ethics). These risks and opportunities are addressed through a combination of portfolio management decisions, exclusion of issuers associated with controversial conduct or activities, and active ownership activities. Sustainability factors deemed material to the Fund are at the discretion of the Adviser.

In addition, other key ESG features of the Fund are:

●	The Fund adopts an exclusion policy for direct investments deemed incompatible with the Adviser’s approach to responsible investment and excludes issuers that:

(i.)	are involved in the production nuclear weapons in countries that are not signatories to the Treaty on the Non-Proliferation of Nuclear Weapons (NPT), and in the production of other controversial weapons;

(ii.)	derive a significant portion of their revenue from activities detrimental to society or the environment such as thermal coal extraction; and

(iii.)	in the Adviser’s view, severely violate the UN Global Compact principles on human rights, labor standards, environmental protection and anti-corruption.

●	The Adviser ensures that voting rights are exercised methodically; and

●	The Adviser may engage with issuers in order to positively influence ESG practices.

The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest in the securities of a smaller number of issuers than a diversified fund.

Strategy Portfolio Concentration [Text]	The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in securities of “Cleaner Planet” companies. Pictet Asset Management SA., the Fund’s investment adviser (“Pictet AM SA” or the “Adviser”), expects the Fund to have significant exposure to securities of issuers in the information technology, industrials and utilities sectors. Further, the Fund will, in the aggregate, invest more than 25% of its assets in securities of companies in the industries comprising the information technology sector.
Pictet AI Enhanced International Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by utilizing an investment strategy enhanced by the use of artificial intelligence, as described below. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of international companies. An “International Company” for the purposes of this Fund are those that are that are listed within the MSCI EAFE Index (the “Index”).

In managing the Fund’s assets, Pictet Asset Management S.A., the Fund’s investment adviser (“Pictet AM SA” or the “Adviser”), seeks to outperform (net of fees) the Index using an enhanced index strategy with a low tracking error to invest across the international equity market using an artificial intelligence model to identify stocks. Artificial intelligence refers, in this case, to the application of computer systems or models to perform tasks that typically require human intelligence. The artificial intelligence model uses 250+ features engineered from a broad range of data such as fundamentals, analyst sentiment, prices and market activity, short interest and calendar effects to make relative forecasts of the stocks of the Index. These are regularly updated and combined in a proprietary optimizer with risk and control estimates and constraints on position sizing. The Adviser reviews the output of the optimizer, which drives both buy/sell recommendations during implementation of the desired portfolio. These buy/sell recommendations are then reviewed and approved by the portfolio managers before purchases and sales are executed. As a result of this investment approach, the Fund may experience a high portfolio turnover rate.

The securities the Fund invests in include common and preferred stocks, securities convertible or exchangeable into common stocks, warrants, rights to purchase common stocks, real estate investment trusts (“REITs”), participation certificates, and depositary receipts (including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)). The Fund invests in equity securities or depositary receipts of companies located in developed countries.

The Fund may invest in equity securities of any market capitalization of companies listed in the Index.

The Fund may enter into derivatives transactions, principally index futures, to manage the liquidity of the Fund.

The Fund uses ESG considerations as an input for security selection and/or portfolio construction. The investment process considers relevant Sustainability Risks, including transition risks (arising from the shift to a low-carbon economy), physical risks (stemming for example from global warming, extreme weather events, wildfires), environmental risks (such as resource depletion and pollution), social risks (including poor labor standards and human rights violations), and governance risks (resulting from weak corporate structures such as malfunctioning boards, inadequate remuneration structures, abuses of minority shareholders or bondholders’ rights, deficient controls, aggressive tax planning and accounting practices, or lack of business ethics). These risks are addressed through a combination of portfolio management decisions, exclusion of issuers, and active ownership activities. Issuers with high sustainability risks and/or adverse impacts on society and the environment may be purchased and retained in the Fund. Sustainability risks may have a positive or a negative effect on the returns of the Fund’s portfolio. The Sustainability Risks deemed material to the Fund are at the discretion of the Adviser.

In addition, other key ESG features of the Fund are:

●	Higher weighted-average ESG score than the Index at the time the Fund purchases a portfolio investment;

●	The Fund adopts an exclusion policy for direct investments and excludes issuers that:

(i.)	are involved in the production nuclear weapons in countries that are not signatories to the Treaty on the Non-Proliferation of Nuclear Weapons (NPT), and in the production of other controversial weapons; and

(ii.)	derive a significant portion of their revenue from activities detrimental to the environment such as thermal coal extraction;

●	The Adviser ensures that voting rights are exercised methodically; and

●	The Adviser may engage with issuers in order to positively influence ESG practices.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of international companies. An “International Company” for the purposes of this Fund are those that are that are listed within the MSCI EAFE Index (the “Index”).
Pictet Emerging Markets Rising Economies ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”). Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in securities of issuers located in emerging market countries. An “Emerging Market Country” is a country that, at the time the Fund invests in the related security or instrument, (i) is classified as an emerging, frontier or developing economy by any supranational organization such as the World Bank or the United Nations, or related entities, or (ii) is considered an emerging or frontier market country for purposes of constructing a major emerging or frontier market securities index. The securities and instruments the Fund invests in include common and preferred stocks, securities convertible or exchangeable into common stocks, warrants, rights to purchase common stocks, participatory notes and real estate investment trusts (“REITs”). While the Fund does not specifically target or allocate to specific sectors or industries, the Fund is expected to have greater significant exposure to securities of issuers in the financials sector. Further, the Fund will invest more than 25% of its assets, either alone or in combination, in the securities of companies in the banks industry, financial services industry and/or insurance industry.

Pictet Asset Management Ltd., the Fund’s investment adviser (“Pictet AM UK” or the “Adviser”), seeks to achieve the Fund’s investment objective by outperforming (net of fees) the MSCI Emerging Markets Index TR USD over a full market cycle. In selecting companies for inclusion in the Fund’s portfolio, the Adviser employs a two-step process using both a quantitative screen and fundamental overlay to select companies in the portfolio. The quantitative screen generates buy/sell recommendations using factors such as value, positive change, momentum and liquidity. The fundamental overlay enables the team to buy undervalued securities that are undergoing positive change while avoiding value traps that could lead to a revaluation of a company. It is typical to sell securities when their price target has been reached or if the investment case is no longer there. The Adviser will only invest in Emerging Market Countries where there is active working population growth (which the Adviser views as a key driver of higher gross domestic product), thus excluding China, Taiwan and Korea, alongside other countries where the working population is decreasing. Focusing on companies with cheap relative valuations and that exhibiting positive change results in a portfolio that typically has a value bias. The Fund may invest in securities that are denominated in foreign currencies and may also invest in foreign securities that are represented in the U.S. and other securities markets by American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and other similar depositary arrangements.

The Fund may invest in the common stock of and other interests (e.g., warrants) in special purpose acquisition companies or similar special purpose entities that pool funds to seek potential acquisition opportunities (collectively, “SPACs”).

The Fund may also invest up to 10% of its net assets in the debt securities of Emerging Market Country issuers.

The Fund may enter into derivatives transactions, principally index futures for liquidity management.

The Fund may also invest up to 20% of its net assets in other listed Emerging Market Country ETFs.

The Fund uses ESG considerations as an input for security selection and/or portfolio construction.The investment process considers relevant Sustainability Risks, including transition risks (arising from the shift to a low-carbon economy), physical risks (stemming for example from global warming, extreme weather events, wildfires), environmental risks (such as resource depletion and pollution), social risks (including poor labor standards and human rights violations), and governance risks (resulting from weak corporate structures such as malfunctioning boards, inadequate remuneration structures, abuses of minority shareholders or bondholders’ rights, deficient controls, aggressive tax planning and accounting practices, or lack of business ethics). These risks are addressed through a combination of portfolio management decisions, exclusion of issuers, and active ownership activities. Issuers with high sustainability risks and/or adverse impacts on society and the environment may be purchased and retained in the Fund. Sustainability risks may have a positive or a negative effect on the returns of the Fund’s portfolio. The Sustainability Risks deemed material to the Fund are at the discretion of the Adviser.

In addition, other key ESG features of the Fund are:

●	The Fund adopts an exclusion policy for direct investments and excludes issuers that:

(i.)	are involved in the production nuclear weapons in countries that are not signatories to the Treaty on the Non-Proliferation of Nuclear Weapons (NPT), and in the production of other controversial weapons; and

(ii.)	derive a significant portion of their revenue from activities detrimental to the environment such as thermal coal extraction.

●	The Adviser ensures that voting rights are exercised methodically; and

●	The Adviser may engage with issuers in order to positively influence ESG practices.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in securities of issuers located in emerging market countries. Further, the Fund will invest more than 25% of its assets, either alone or in combination, in the securities of companies in the banks industry, financial services industry and/or insurance industry.
Pictet Emerging Markets Debt ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”). Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in debt securities issued or guaranteed by government and quasi-governmental entities and corporations located in emerging market countries and denominated in U.S. dollars (“USD”) along with euro denominated debt hedged in USD. An “Emerging Market Country” is a country that, (i) at the time the Fund invests in the related security or instrument, is classified as an emerging, frontier or developing economy by any supranational organization such as the World Bank or the United Nations, or related entities, or (ii) is considered an emerging market country for purposes of constructing a major emerging or frontier market securities index.

Pictet Asset Management Ltd., the Fund’s investment adviser (“Pictet AM UK” or the “Adviser”), seeks to achieve the Fund’s investment objective by outperforming (net of fees) the JP Morgan EMBI Global Diversified Index net total return USD over market cycles (“generating alpha”) through strategic allocations to the debt of emerging market sovereign and quasi-sovereign entities and corporations. “Quasi-Sovereign” refers to an entity that is either 100% owned by a sovereign entity or whose debt is 100% guaranteed by a sovereign entity. The investment objectives are achieved through a combination of bottom-up credit selection and the incorporation of country and global macro-level considerations. In selecting securities for the portfolio using bottom-up credit selection, the Adviser will invest in securities that generate alpha at each targeted risk layer (duration, spread, rating category, region, curve, country, issuer, security selection). The Adviser emphasizes a diversified set of alpha sources to minimize unwarranted concentration risks with a view to generating a durable and predictable return stream for investors across investment cycles. The Adviser may use global macro-level considerations to exclude certain countries from the portfolio. Ultimately, it is at the discretion of the Adviser to determine when to buy or hold a security based on any of the factors above; similar considerations that signal a change in the security’s potential to generate returns may prompt a decision to sell.

The debt securities in which the Fund invests include bonds, convertible securities, derivatives on fixed income securities and other structured finance securities. The Fund’s investments include, but are not limited to, USD debt securities issued by sovereign entities The Fund may also invest in debt securities of companies that meet the requirements of Shariah and are consistent with Islamic principles as interpreted by subject-matter experts, such as Sukuk.

The Fund may invest in securities of any maturity, duration or credit quality. The Fund may invest, without limitation, in securities rated below investment grade by one or more nationally recognized statistical rating organizations (“NRSROs”), or, if unrated, judged to be of comparable quality by the Fund’s investment adviser, (commonly referred to as “high yield” or “junk” bonds). Below investment grade securities are those that, at the time of purchase, are rated lower than “BBB-” by Standard & Poor’s Ratings Group, or lower than “Baa3” by Moody’s Investors Service, Inc., or comparably rated by another NRSRO. The Fund may also invest in distressed securities, which are securities that are in default and are not expected to pay the current coupon. The Fund may also invest in restricted securities.

The Fund may enter into derivatives transactions and other instruments, including foreign exchange forward contracts, futures and credit default swaps, for hedging purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. For Euro denominated securities the use of foreign exchange forward contracts will be traded to hedge out the Euro exposure back to USD. The Adviser may seek to manage the dollar-weighted average effective duration of the Fund’s portfolio through the use of derivatives and other instruments, including credit default swaps.

The Fund uses ESG considerations as an input for security selection and/or portfolio construction. The investment process considers relevant Sustainability Risks, including transition risks (arising from the shift to a low-carbon economy), physical risks (stemming for example from global warming, extreme weather events, wildfires), environmental risks (such as resource depletion and pollution), social risks (including poor labor standards and human rights violations), and governance risks (resulting from weak corporate structures such as malfunctioning boards, inadequate remuneration structures, abuses of minority shareholders or bondholders’ rights, deficient controls, aggressive tax planning and accounting practices, or lack of business ethics). These risks are addressed through a combination of portfolio management decisions, exclusion of issuers, and active ownership activities. Issuers with high sustainability risks and/or adverse impacts on society and the environment may be purchased and retained in the Fund. Sustainability risks may have a positive or a negative effect on the returns of the Fund’s portfolio. The Sustainability Risks deemed material to the Fund are at the discretion of the Adviser.

In addition, other key ESG features of the Fund are:

●	The Fund adopts an exclusion policy for direct investments and excludes issuers that:

(i.)	are involved in the production nuclear weapons in countries that are not signatories to the Treaty on the Non-Proliferation of Nuclear Weapons (NPT), and in the production of other controversial weapons;

(ii.)	derive a significant portion of their revenue from activities detrimental to the environment such as thermal coal extraction; and

(iii.)	are located in countries subject to certain international sanctions monitored, and at the discretion of, the Adviser.

●	The Adviser may engage with issuers in order to positively influence Environmental Social and Governance (“ESG”) practices.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in debt securities issued or guaranteed by government and quasi-governmental entities and corporations located in emerging market countries and denominated in U.S. dollars (“USD”) along with euro denominated debt hedged in USD.